Commitments and Contingencies - Schedule of Estimated Future Minimum Lease Rental Payments (Details) - SayMedia, Inc [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
2018 (remainder of year)	$ 40,313
2018		$ 159,375
2019	163,125	163,125
2020	82,500	82,500
Total	$ 285,938	$ 405,000